Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

February 26, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:       Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)

Post-Effective Amendment No. 294 (1933 Act File No. 002-90946)

Amendment No. 297 (1940 Act File No. 811-4015) (the “Amendment”) filed on behalf of the Funds listed on Appendix A (collectively, the “Funds”)

Dear Ms. Larkin:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) for the Funds, as well as exhibits.

Eaton Vance Income Fund of Boston, which is a part of the prospectus and SAI containing Short Duration High Income Fund, is a series of Eaton Vance Series Trust II and is included in a separate filing being made on February 26, 2018 by such trust.

With the exception of Eaton Vance Global Small-Cap Equity Fund (“Global Small-Cap Equity Fund”) and Eaton Vance Tax-Managed Global Dividend Income Fund, all of the Funds are “feeder” funds that currently invest in corresponding investment portfolios, the “master” funds, or in some cases, multiple investment portfolios. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The prospectuses and SAIs, with the exception of the prospectuses and SAIs of Global Small-Cap Equity Fund, Eaton Vance Emerging and Frontier Countries Equity Fund, Eaton Vance Diversified Currency Income Fund, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Global Macro Absolute Return Fund and Eaton Vance Short Duration Strategic Income Fund, have been marked to show changes from the documents contained in Post-Effective Amendment No. 279 filed with the SEC on February 27, 2017 (Accession No. 0000940394-17-000342) under Rule 485(b). The prospectus and SAI of Global Small-Cap Equity Fund have been marked to show changes from the documents contained in Post-Effective Amendment No. 290 filed with the Securities and Exchange Commission (“SEC”) on December 21, 2017 (Accession No. 0000940394-17-002497) under Rule 485(a) (“PEA No. 290”). The prospectus and SAI of Eaton Vance Emerging and Frontier Countries Equity Fund have been marked to show changes from the documents

Securities and Exchange Commission
February 26, 2018

contained in Post-Effective Amendment No. 280 filed with the SEC on March 3, 2017 (Accession No. 0000940394-17-000517) under Rule 485(a). The prospectus and SAI of Eaton Vance Diversified Currency Income Fund, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Global Macro Absolute Return Fund and Eaton Vance Short Duration Strategic Income Fund have been marked to show changes from the documents contained in Post-Effective Amendment No. 284 dated May 24, 2017 (Accession No. 0000940394-17-001147) under Rule 485(b).

The Amendment is filed for the purpose of responding to comments with respect to PEA No. 290 on behalf of Global Small-Cap Equity provided by you to David D. Barr via telephone on January 31, 2018, and bringing the Funds’ financial statements and other information up-to-date, and in conjunction therewith, contains other non-material changes.

The comments and the responses to PEA No. 290 are as follows:

Summary Prospectus

Fees and Expenses of the Fund

  Add disclosure to the Annual Fund Operating Expenses table stating that the expense information in the table has been restated to reflect current fees per Item 3 Instruction 3(d)(ii) of Form N-1A.

Response: Registrant has added a footnote to the Annual Fund Operating Expenses table stating that the expense information in the table has been restated to reflect current fees.

  Confirm that the expense numbers in the Example table reflect the expense reimbursement for the appropriate period of time.

Response: Registrant confirms that the expense numbers in the Example table reflect the expense reimbursement for the appropriate period of time.

Principal Investment Strategies

  Global Small-Cap Equity Fund has “Small-Cap” in its name. The prospectus states that the portfolio managers generally consider small-cap companies to be those companies with market capitalizations within the range of companies included in the MSCI World Small Cap index. Supplementally, explain why a $10.71 billion capitalization as of December 29, 2017, is considered small-cap and reflective of the name for purposes of its Rule 35d-1 name test.

Response: As of January 31, 2018, the Global Small-Cap Equity Fund’s benchmark, the MSCI World Small Cap Index (“Small Cap Index”), included 4,320 constituents representing companies in 23 developed markets countries (including the U.S.). The market capitalization of companies included in the Small Cap Index as of such date ranged from $12.58 million to $13.07 billion, with a median size of $969.76 million. The companies are included in the Small Cap Index based on a methodology established by MSCI, Inc. that considers the relative sizes of companies across a broad investment universe. The companies included in the Small Cap Index are considerably smaller than the companies included in the MSCI World Index (“World Index”), which includes large and mid-

Securities and Exchange Commission
February 26, 2018

capitalization companies in the same developed markets as the Small-Cap Index. The market capitalization of companies included in the World Index as of January 31, 2018 ranged from $1.34 billion to $864.81 billion, with a median size of $11.30 billion. Relative to such companies, the companies included in the Small Cap Index are in fact small and therefore reflective of the Global Small-Cap Equity Fund’s name.

  Given Global Small-Cap Equity Fund has the term “Global” in its name; describe how it will invest at least 40% of its net assets in investments that are located throughout the world. Please reconcile the disclosure with Rule 35d-1 or explain supplementally how this disclosure is consistent with the Staff’s guidance.

Response: Registrant has revised Global Small-Cap Equity Fund’s prospectus to state that it will invest (i) at least 30% of its net assets in companies located outside of the United States, which may include emerging market countries and (ii) in companies located in at least five different countries (including the United States). Registrant believes that Global Small-Cap Equity Fund’s policy would lead a reasonable investor to conclude that Global Small-Cap Equity Fund invests in a manner consistent with the use of “global” in its name.1 Registrant also believes that Global Small-Cap Equity Fund’s policy “connote[s] diversification among investments in a number of different countries throughout the world” as specified in footnote 42 to the Investment Company Names Rule Adopting Release (Release No. IC-24828 (January 17, 2001)(the “Release”). Neither Rule 35d-1 nor the Release requires a fund with “global” in its name to invest at least 40% of its assets outside the United States (30% in unfavorable market conditions) as proposed by the Staff (“40% Test”).2 Moreover, many funds that include the word “global” or “world” in their name do not appear to be subject to the 40% Test. Certain of the largest global funds disclose alternative “tests” for connoting investments around the world, such as “up to 35% in foreign securities” and “between 25-75% in securities of non-U.S. companies,” while others require investment in a minimum number of countries with no stated requirement to invest a percentage of net assets outside the United States. Other global funds do not state any specific requirement in their prospectuses to invest globally.

Further, as of January 31, 2018, U.S. companies represented 54.24% of the Small Cap Index. As an actively managed fund, Global Small-Cap Equity Fund would be constrained in making active asset allocation decisions if it were to adopt the suggested 40% requirement. Registrant believes that Global Small-Cap Equity Fund’s policy for investing in non-U.S. companies is consistent with the use of “global” in its name because it ensures not only the investment of a significant percentage of its assets in non-U.S. companies, but also provides a minimum country diversification with respect to such investments. Registrant believes that Global Small-Cap Equity Fund’s policy meets the standards set forth in the Release with respect to the use of the term “global” in a fund’s name.

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1   The Global Small-Cap Equity Fund currently invests at least 25% of its net asset companies located outside of the United States, which its adviser believes is consistent with the Names rule. The Global Small-Cap Equity Fund is revising its policy with respect to non-U.S. investments to conform it to the policy of several other Eaton Vance funds.

2   In response to questions from the Investment Company Institute (“ICI”) concerning the application of Rule 35d-1 to funds with global in their names, the ICI reported to its members in June 2012 that the Staff of the Division of Investment Management believes that one way to satisfy the requirement that a global fund’s name connotes investments throughout the world is for the fund to state in its prospectus that it will invest in at least three different countries and comply with the 40% Test. According to the ICI report, the Staff indicated that the 40% Test is not compulsory and other approaches may be acceptable.

Securities and Exchange Commission
February 26, 2018

  Describe in plain English what “equitize cash positions” means in the Principal Investment Strategies.

Response: Registrant has revised the referenced disclosure to state that Global Small-Cap Equity Fund may invest in ETFs to manage its cash position.

  In the last paragraph under Principal Investment Strategies, restate the following sentence in plain English: “Such companies typically are well positioned in an industry or niche benefiting from structural change, or companies with differentiated products or services that possess defendable barriers to entry, competitive advantages, and scalable businesses.”

Response: Registrant has replaced the referenced sentence with the following: Such companies typically exhibit high or improving returns on capital, strong free-cash-flow generation, and positive or inflecting earnings.

Performance

  Update the bar chart to show the most recent calendar year-end performance.

Response: Registrant has updated the bar chart with 2017 calendar year-end performance information.

Statutory Prospectus

Investment Objectives & Principal Policies and Risks

  Convertible securities are included in the Global Small-Cap Equity Fund’s Investment Objectives & Principal Policies and Risks. If Global Small-Cap Equity Fund intends to invest principally in contingent convertible securities, consider adding additional disclosure for contingent convertible securities.

Response: Registrant confirms that Global Small-Cap Equity Fund does not presently intend to invest principally in contingent convertible securities, as such, no additional disclosure has been included.

Management and Organization

  Supplementally, regarding the Management section, explain “monthly” as stated in the sentence “Under its investment advisory agreement with the Fund, BMR [Boston Management and Research] receives a monthly advisory fee as follows:” and “Annual” in the heading to the table that states “Annual Fee Rate (for each level)”.

Response: “Monthly” refers to the frequency of the advisory fee payments received by BMR, Global Small-Cap Equity Fund’s investment adviser. “Annual” refers to the period for which the stated advisory fee rate is paid. In other words, the Global Small-Cap Equity Fund pays the adviser 1/12th of the annual advisory fee each month.

Securities and Exchange Commission
February 26, 2018

Statement of Additional Information

Other Service Providers – Principal Underwriter

  Provide disclosure of the aggregate dollar amount of underwriting commissions and the amount retained by the principal underwriter for each of the Global Small-Cap Equity Fund’s last three fiscal years per Item 25(a)(3) of Form N-1A.

Response: The requested disclosure is included in Appendix A for Class A shares of Global Small-Cap Equity Fund’s SAI.

Financial Statements

  Update the reference to the date of the Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”) granting relief under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) related to an auditor independence issue arising under the Loan Rule.

Response: Registrant has updated the disclosure to state that although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

This Amendment is filed pursuant to Rule 485(b) and will be effective March 1, 2018. Pursuant to Rule 485(b)(4), as internal counsel of the Registrant, I have reviewed the Amendment and it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The Registrant incorporates by reference the financial information contained in the Annual Reports to Shareholders dated October 31, 2017 and previously filed with the SEC (Accession No. 0001193125-17-380189).

If you have any questions or comments concerning the foregoing Amendment, please contact the undersigned at (617) 672-8117.

Very truly yours,

/s/ Katherine M. Campbell

Katherine M. Campbell, Esq.

Assistant Vice President

Securities and Exchange Commission
February 26, 2018

APPENDIX A

1)    Eaton Vance Emerging and Frontier Countries Equity Fund (formerly Eaton Vance Global Macro Capital Opportunities Fund)

2)    Eaton Vance Global Income Builder Fund

3)    Eaton Vance Global Small-Cap Equity Fund (formerly Eaton Vance Tax-Managed Global Small-Cap Fund)

4)    Eaton Vance Government Opportunities Fund (formerly Eaton Vance Government Obligations Fund)

5)    Eaton Vance High Income Opportunities Fund

6)    Eaton Vance Short Duration Government Income Fund

7)    Eaton Vance Short Duration High Income Fund

8)    Eaton Vance Floating-Rate Advantage Fund

9)    Eaton Vance Floating-Rate Fund

10) Eaton Vance Floating-Rate & High Income Fund

11) Eaton Vance Diversified Currency Income Fund

12) Eaton Vance Emerging Markets Local Income Fund

13) Eaton Vance Global Macro Absolute Return Advantage Fund

14) Eaton Vance Global Macro Absolute Return Fund

15) Eaton Vance Short Duration Strategic Income Fund

16) Eaton Vance Multi-Strategy All Market Fund

17) Eaton Vance Multi-Strategy Absolute Return Fund

18) Eaton Vance Tax-Managed Equity Asset Allocation Fund

19) Eaton Vance Tax-Managed Global Dividend Income Fund

20) Eaton Vance Tax-Managed Multi-Cap Growth Fund

21) Eaton Vance Tax-Managed Small-Cap Fund

22) Eaton Vance Tax-Managed Value Fund

23) Parametric Tax-Managed International Equity Fund